Exchange rates (Tables)	6 Months Ended
Sep. 30, 2023
Foreign exchange rates [abstract]
Schedule of average and closing foreign exchange rates	The US dollar to pound sterling exchange rates used were:

30 September	2023	2022	Year ended 31 March 2023
Closing rate applied at period end	1.22	1.12	1.23
Average rate applied for the period	1.25	1.21	1.22